Shareholder Report, Holdings (Details) - REX AI Equity Premium Income ETF	Nov. 30, 2024
Palantir Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.78%
CrowdStrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
Arm Holdings plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.15%
Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Cadence Design Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
Applications Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
Computer Aided Design [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%
Computer Data Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
Computer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Computer Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Computers - Integrated Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Electronic Components - Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.17%
Electronic Forms [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Enterprise Software/Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.83%
Internet Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Networking Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Semicon Components - Integrated Circuitry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
US Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%